BACKGROUND (Tables)	6 Months Ended
Jun. 30, 2018
BACKGROUND
Schedule of exchange rates applied

		Average		Average
	Closing	for the	Closing	for the	Closing
	rate at	6 months to	rate at	6 months to	rate at
	30 Jun 2018	30 Jun 2018	30 Jun 2017	30 Jun 2017	31 Dec 2017
Local currency: £
Hong Kong	10.36	10.78	10.14	9.80	10.57
Indonesia	18,919.18	18,938.64	17,311.76	16,793.63	18,353.44
Malaysia	5.33	5.42	5.58	5.53	5.47
Singapore	1.80	1.83	1.79	1.77	1.81
China	8.75	8.76	8.81	8.66	8.81
India	90.46	90.37	83.96	82.77	86.34
Vietnam	30,310.96	31,329.01	29,526.43	28,612.70	30,719.60
Thailand	43.74	43.66	44.13	43.72	44.09
US	1.32	1.38	1.30	1.26	1.35